Investment Strategy - SHORT-TERM BOND FUND OF AMERICA	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents, and may be represented by derivatives). The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity no greater than three years and consisting primarily of debt securities rated AA– or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.